Note 2 - Summary of Significant Accounting Policies - Basic and Diluted Common Shares (Details) - shares	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Basic weighted-average shares (in shares)	12,435,923	12,464,496
Weighted average number of shares outstanding - Diluted (in shares)	12,435,923	12,502,254
Options [Member]
Options (in shares)		15,109
Unvested Restricted Stock Units [Member]
Options (in shares)		22,649